Current and Non-Current Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 978,324,487	$ 627,958,022
Trade and other payables non-current	179,397,412	117,210,059
Electricity Distribution Segment [Member]
Trade And Other Payables [Line Items]
Trade and other payables non-current	174,373,938	112,895,627
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	237,889,432	135,817,661
Trade and other payables non-current	175,580,989	112,895,627
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	86,288,004	36,735,748
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	193,170,873	153,883,621
Trade and other payables non-current	487	487
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	396,820,422	251,679,169
Trade and other payables non-current	3,730,996	4,233,657
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	914,168,731	578,116,199
Trade and other payables non-current	179,312,472	117,129,771
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	18,090,436	5,755,000
Accounts payables to employees [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	39,207,096	35,256,939
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	6,858,224	8,829,884
Trade and other payables non-current	84,940	80,288
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	64,155,756	49,841,823
Trade and other payables non-current	84,940	80,288
Energy Purchases [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 174,373,938	$ 112,895,627